Income Taxes (Details) - Schedule of deferred tax assets resulting from differences between financial accounting basis and tax basis of assets and liabilities - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets:
Provision for doubtful accounts	$ 1,369,968	$ 624,905
Net operating loss carry-forwards	214,893
Expenses not currently deductible	292,675
Total deferred tax assets	1,877,536	624,905
Less: valuation allowance	(1,566,959)	(624,905)
Net deferred tax assets	310,577
Deferred tax liabilities:
Intangible assets acquired from business combinations	291,858	504,033
Revenue not currently taxable	418,066
Other	17,402
Total deferred tax liabilities	$ 727,326	$ 504,033